Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting
Segment Reporting

Note 10. — Segment Reporting

The Company has three primary reporting segments which include mortgage lending, real estate services and long-term mortgage portfolio. Unallocated corporate and other administrative costs, including the costs associated with being a public company, are presented in Corporate and other.

Statement of Operations Items for the Three Months	Mortgage	Real Estate	Long-term	Corporate
Ended March 31, 2022:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$5,955	$—	$—	$—	$5,955
Servicing expense, net	(12)	—	—	—	(12)
Gain on mortgage servicing rights, net	111	—	—	—	111
Real estate services fees, net	—	185	—	—	185
Other revenue	2	—	16	933	951
Other operating expense	(14,502)	(358)	(13)	(4,484)	(19,357)
Other income (expense)	389	—	11,082	(465)	11,006
Net (loss) earnings before income tax expense	$(8,057)	$(173)	$11,085	$(4,016)	(1,161)
Income tax expense					23
Net loss					$(1,184)

Statement of Operations Items for the Three Months	Mortgage	Real Estate	Long-term	Corporate
Ended March 31, 2021:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$20,131	$—	$—	$—	$20,131
Servicing (expense) fees, net	(119)	—	—	—	(119)
Gain on mortgage servicing rights, net	38	—	—	—	38
Real estate services fees, net	—	210	—	—	210
Other revenue	23	—	27	274	324
Other operating expense	(16,228)	(368)	(122)	(4,580)	(21,298)
Other (expense) income	(183)	—	656	(461)	12
Net earnings (loss) before income tax expense	$3,662	$(158)	$561	$(4,767)	$(702)
Income tax benefit					(19)
Net loss					$(683)

	Mortgage	Real Estate	Long-term	Corporate
Balance Sheet Items as of:	Lending	Services	Portfolio	and other	Consolidated
Total Assets at March 31, 2022(1)	$239,620	$502	$96	$29,372	$269,590
Total Assets at December 31, 2021(1)	$351,173	$502	$1,642,871	$28,225	$2,022,771
(1)	All segment asset balances exclude intercompany balances.

Note 12. — Segment Reporting

The Company has three primary reporting segments which include mortgage lending, real estate services and long-term mortgage portfolio. Unallocated corporate and other administrative costs, including the costs associated with being a public company, are presented in corporate and other.

The following table presents selected balance sheet data by reporting segment as of the dates indicated:

Balance Sheet Items as of	Mortgage	Real Estate	Long-term	Corporate
December 31, 2021:	Lending	Services	Portfolio	and other	Consolidated
Cash and cash equivalents	$26,239	$500	$—	2,816	$29,555
Restricted cash	5,657	—	—	—	5,657
Mortgage loans held-for-sale	308,477	—	—	—	308,477
Mortgage servicing rights	749	—	—	—	749
Trust assets	—	—	1,642,730	—	1,642,730
Other assets(1)	10,051	2	141	25,409	35,603
Total assets	$351,173	$502	$1,642,871	$28,225	$2,022,771
Total liabilities	$298,726	$—	$1,661,729	$52,380	$2,012,835

Balance Sheet Items as of	Mortgage	Real Estate	Long-term	Corporate
December 31, 2020:	Lending	Services	Portfolio	and other	Consolidated
Cash and cash equivalents	$50,968	$501	$—	$2,681	$54,150
Restricted cash	5,602	—	—	—	5,602
Mortgage loans held-for-sale	164,422	—	—	—	164,422
Mortgage servicing rights	339	—	—	—	339
Trust assets	—	—	2,103,269	—	2,103,269
Other assets(1)	12,510	2	130	28,882	41,524
Total assets	$233,841	$503	$2,103,399	$31,563	$2,369,306
Total liabilities	$166,285	$—	$2,131,178	$56,192	$2,353,655
(1)	All segment asset balances exclude intercompany balances.

The following table presents selected statement of operations information by reporting segment for the years ended December 31, 2021 and 2020:

Statement of Operations Items for the	Mortgage	Real Estate	Long-term	Corporate
Year Ended December 31, 2021:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$65,294	$—	$—	$—	$65,294
Servicing expense, net	(432)	—	—	—	(432)
Gain on mortgage servicing rights, net	34	—	—	—	34
Real estate services fees, net	—	1,144	—	—	1,144
Other revenue	24	—	110	145	279
Other operating expense	(62,605)	(1,409)	(778)	(16,412)	(81,204)
Other income (expense)	98	—	12,840	(1,860)	11,078
Net earnings (loss) before income tax expense	$2,413	$(265)	$12,172	$(18,127)	(3,807)
Income tax expense					71
Net loss					$(3,878)

Statement of Operations Items for the	Mortgage	Real Estate	Long-term	Corporate
Year Ended December 31, 2020:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$14,004	$—	$—	$—	$14,004
Servicing fees, net	3,603	—	—	—	3,603
Loss on mortgage servicing rights, net	(28,509)	—	—	—	(28,509)
Real estate services fees, net	—	1,312	—	—	1,312
Other revenue	135	—	143	1,220	1,498
Other operating expense	(60,869)	(1,485)	(633)	(18,286)	(81,273)
Other income (expense)	2,366	—	1,344	(2,362)	1,348
Net (loss) earnings before income tax expense	$(69,270)	$(173)	$854	$(19,428)	$(88,017)
Income tax expense					133
Net loss					$(88,150)